Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 24,822,224		$ 25,474,238	$ 23,722,047
Labor and health insurance	1,306,608		1,259,227	1,255,099
Pension	1,428,158		1,407,741	1,335,575
Other employee benefit expenses	427,989		401,129	378,123
Depreciation	46,910,627		49,776,307	50,824,667
Amortization	2,216,654	$ 74,111	2,100,130	2,133,726
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	17,109,432		17,694,175	16,676,560
Labor and health insurance	911,037		882,671	878,576
Pension	1,066,877		1,065,176	1,008,121
Other employee benefit expenses	303,358		289,395	259,701
Depreciation	45,068,673		47,086,993	47,820,812
Amortization	848,214		880,967	911,563
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	7,712,792		7,780,063	7,045,487
Labor and health insurance	395,571		376,556	376,523
Pension	361,281		342,565	327,454
Other employee benefit expenses	124,631		111,734	118,422
Depreciation	1,841,954		2,689,314	3,003,855
Amortization	$ 1,368,440		$ 1,219,163	$ 1,222,163